Other Financial Information - Cash Flow (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	$ 59,749	$ 228,644	$ 102,742
Cash flows from investing activities
Cash acquired through asset acquisition	0	33	0
Acquisition of investments in affiliates / of General Partner units	(163,169)	(1,472)	(2,052)
Proceeds from sale of assets	0	67,500	120,000
Acquisition of intangible assets	(2,092)	0	0
Decrease in long-term receivable from affiliate companies	14,908	(11,120)	(33,609)
Loan to affiliate company	(2,660)	0	0
Loan repayment from affiliate company	35,000	10,000	6,000
Dividends from affiliate companies	10,126	5,202	3,901
Acquisition of vessels	(85,699)	(38,357)	(56,059)
Investment in affiliate companies	(4,750)
Purchase of property, equipment and other fixed assets	(60,235)	(19,333)	(71,128)
Investment in affiliate companies	(167,919)	(1,472)	(2,052)
Decrease in restricted cash	0	0	778
Deposits for vessel acquisitions	0	0	(66,769)
Deconsolidation of Navios Acquisition	0	0	(72,425)
Net cash provided by/(used in) investing activities	(258,571)	12,453	(171,363)
Cash flow from financing activities
Transfer from/(to) other group subsidiaries	0	0	0
Issuance of common stock	551	93	415
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	725,486	84,965	534,188
Proceeds from long-term loans, net of finance costs	50,345	50,372	83,612
Repayment of long-term debt and payment of principal	(157,228)	(236,178)	(248,487)
Repayment of shipmortgage/senior notes	(488,000)	0	(300,000)
Contribution from noncontrolling shareholders	3,905	0	0
Acquisition of noncontrolling interest	(750)	0	(8,638)
Decrease in restricted cash	22,234	(19,623)	(284)
Payments of obligations under capital leases	(1,353)	(1,519)	(1,040)
Dividends paid	(26,405)	(32,435)	(27,238)
Acquisition of treasury stock	0	0	(221)
Net cash provided by/(used in) financing activities	128,785	(154,325)	32,307
Net (decrease)/increase in cash and cash equivalents	(70,037)	86,772	(36,314)
Cash and cash equivalents, beginning of year	257,868	171,096	207,410
Cash and cash equivalents, end of year	187,831	257,868	171,096
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	(58,695)	23,001	50,995
Cash flows from investing activities
Acquisition of investments in affiliates / of General Partner units	(160,001)
Decrease in long-term receivable from affiliate companies	(4,065)	(5,000)	(33,609)
Loan repayment from affiliate company	35,000	10,000	6,000
Dividends from affiliate companies	10,126	5,202	3,901
Net cash provided by/(used in) investing activities	(118,940)	10,202	(23,708)
Cash flow from financing activities
Transfer from/(to) other group subsidiaries	42,562	(45,687)	21,823
Issuance of common stock	551	93	415
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	635,291	84,965	340,981
Proceeds from long-term loans, net of finance costs			18,578
Repayment of long-term debt and payment of principal	(46,086)	(23,405)	(28,064)
Repayment of shipmortgage/senior notes	(488,000)		(300,000)
Decrease in restricted cash	14,278	(11,681)	13,129
Dividends paid	(26,405)	(32,435)	(26,091)
Acquisition of treasury stock			(221)
Net cash provided by/(used in) financing activities	132,191	(28,150)	40,550
Net (decrease)/increase in cash and cash equivalents	(45,444)	5,053	67,837
Cash and cash equivalents, beginning of year	79,213	74,160	6,323
Cash and cash equivalents, end of year	33,769	79,213	74,160
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	92,981	177,162	24,979
Cash flows from investing activities
Proceeds from sale of assets		67,500	120,000
Decrease in long-term receivable from affiliate companies	14,908	(6,120)
Loan to affiliate company	2,660
Acquisition of vessels	(67,794)	(38,357)	(51,526)
Investment in affiliate companies	(4,750)
Purchase of property, equipment and other fixed assets	(839)	(1,667)	(530)
Deposits for vessel acquisitions			(63,774)
Net cash provided by/(used in) investing activities	(61,135)	21,356	4,170
Cash flow from financing activities
Transfer from/(to) other group subsidiaries	(35,849)	17,465	(68,000)
Proceeds from long-term loans, net of finance costs	39,352	50,372	62,002
Repayment of long-term debt and payment of principal	(111,073)	(181,703)	(48,646)
Decrease in restricted cash	7,956	(7,942)	(12,788)
Net cash provided by/(used in) financing activities	(99,614)	(121,808)	(67,432)
Net (decrease)/increase in cash and cash equivalents	(67,768)	76,710	(38,283)
Cash and cash equivalents, beginning of year	133,116	56,406	94,689
Cash and cash equivalents, end of year	65,348	133,116	56,406
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	25,463	28,481	28,068
Cash flows from investing activities
Cash acquired through asset acquisition		33
Acquisition of investments in affiliates / of General Partner units	(3,168)	(1,472)	(2,052)
Acquisition of intangible assets	(2,092)
Decrease in long-term receivable from affiliate companies	4,065
Acquisition of vessels	(17,905)		(4,533)
Purchase of property, equipment and other fixed assets	(59,396)	(17,666)	(70,598)
Decrease in restricted cash			778
Deposits for vessel acquisitions			(2,995)
Deconsolidation of Navios Acquisition			(72,425)
Net cash provided by/(used in) investing activities	(78,496)	(19,105)	(151,825)
Cash flow from financing activities
Transfer from/(to) other group subsidiaries	(6,713)	28,222	46,177
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	90,195		193,207
Proceeds from long-term loans, net of finance costs	10,993		3,032
Repayment of long-term debt and payment of principal	(69)	(31,070)	(171,777)
Contribution from noncontrolling shareholders	3,905
Acquisition of noncontrolling interest	(750)		(8,638)
Decrease in restricted cash			(625)
Payments of obligations under capital leases	(1,353)	(1,519)	(1,040)
Dividends paid			(2,447)
Net cash provided by/(used in) financing activities	96,208	(4,367)	57,889
Net (decrease)/increase in cash and cash equivalents	43,175	5,009	(65,868)
Cash and cash equivalents, beginning of year	45,539	40,530	106,398
Cash and cash equivalents, end of year	88,714	45,539	40,530
Eliminations
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities			(1,300)
Cash flow from financing activities
Dividends paid			1,300
Net cash provided by/(used in) financing activities			$ 1,300